Other Non-Current Assets (Details) - Schedule of Other Non-Current Assets - USD ($)		Mar. 31, 2024	Mar. 31, 2023
Other Non-Current Assets [Abstract]
Prepayment of long-term equipment and mold model	[1]	$ 3,637,002
Deposits and others	[2]	116,644	41,844
Other non-current assets		$ 3,753,646	$ 41,844

[1]	Prepayment of long-term equipment and mold model are prepayments to suppliers for equipment and molds, which will be recognized as fixed assets when available in the future.
[2]	Deposits are rental security payment to the landlords that the Company will hold for more than one year, which will be refunded upon maturity of the leases.